RELATED PARTY TRANSACTIONS (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Disclosure of transactions between related parties [line items]
Salaries	$ 518	$ 305	$ 277
Stock-based compensation	3,883	6,072	9,071
Officers And Directors [Member]
Disclosure of transactions between related parties [line items]
Salaries
Short-term employee benefits	13	2	2
Stock-based compensation	3,814	6,072	9,071
Total	$ 3,827	$ 6,074	$ 9,073